UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total before Non- Controlling Interest	Share Capital	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Earnings	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	$ 2,900,174	$ 2,500,224	$ 107,226	$ 1,936,746	$ 200,000	$ (5,811)	$ 262,063	$ 399,950
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	28,221	(13,946)					(13,946)	42,167
Dividends	(73,127)	(53,214)					(53,214)	(19,913)
Employee stock compensation	4,854	4,854		4,854
Forfeiture of employee stock compensation	(90)	(90)		(90)
Restricted stock units	0	0	249	(249)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 11)	51,106							51,106
Repurchase and cancellation of treasury shares	(32,734)	(32,734)	(1,550)				(31,184)
Other comprehensive income	1,365	1,365				1,365
Reacquisition of common units of Hilli LLC (note 11)	(216,940)	(251,249)		(251,249)				34,309
Ending balance at Sep. 30, 2023	2,662,829	2,155,210	105,925	1,690,012	200,000	(4,446)	163,719	507,619
Beginning balance at Dec. 31, 2023	2,602,443	2,067,669	104,578	1,691,128	200,000	(5,072)	77,035	534,774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	65,756	46,345					46,345	19,411
Dividends	(85,929)	(77,994)					(77,994)	(7,935)
Employee stock compensation	5,479	5,479		5,479
Forfeiture of employee stock compensation	(267)	(267)		(267)
Restricted stock units	0	0	123	(123)
Exercise of share options	4,138	4,138	348	3,790
Proceeds from subscription of equity interest in Gimi MS Corporation (note 11)	40,491							40,491
Repurchase and cancellation of treasury shares	(14,180)	(14,180)	(679)				(13,501)
Other comprehensive income	(1,109)	(1,109)				(1,109)
Ending balance at Sep. 30, 2024	$ 2,616,822	$ 2,030,081	$ 104,370	$ 1,700,007	$ 200,000	$ (6,181)	$ 31,885	$ 586,741

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2024 and 2023, our accumulated other comprehensive loss consisted of (i) $4.7 million and $3.5 million losses in relation to our pension and post-retirement benefit plan and (ii) $1.5 million and $1.0 million for our share of equity method investment’s comprehensive losses, respectively.